LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
NOTE 7	-	LONG-TERM INVESTMENTS

Long-term investments consist of the following:

	As of December 31,
	2013	2012
Severance pay funds (see Note 15)	$12,522	$11,307
Others (see also investment in limited partnership below)	1,972	1,656
	$14,494	$12,963

Investment in Limited Partnership:

In December 2007, Tower together with CMT Medical Technologies Ltd., a leading provider of advanced digital X-ray imaging systems for medical diagnosis, established a limited partnership to develop and market X-ray detectors for medical applications. Tower owns 38% of the limited partnership and accounts for the investment in the limited partnership using the equity method.